Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	X4 PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38295
Entity Tax Identification Number	27-3181608
Entity Address, Address Line One	61 North Beacon Street,
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Boston,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02134
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	XFOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001501697
Amendment Flag	false